Contract Assets, Net	12 Months Ended
Mar. 31, 2025
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

NOTE 4 — CONTRACT ASSETS, NET

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets, net consisted of the following:

	As of March 31,
	2025	2024
Contract assets	$604,423	$225,610
Less: allowance for expected credit loss	(8,553)	(2,193)
	$595,870	$223,417

The movement of contract assets is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$225,610	$66,319
Additions	1,248,738	236,285
Changes due to billings	(871,259)	(77,170)
Exchange difference	1,334	176
Balance at end of the year	$604,423	$225,610

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$2,193	$469
Provision	6,337	1,722
Exchange difference	23	2
Balance at end of the year	$8,553	$2,193